UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02675 )

Exact name of registrant as specified in charter: Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (97.2%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.2%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$1,750,000	$1,802,063
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC,
5s, 9/1/14	Aaa	500,000	520,605
			2,322,668

Alaska (0.2%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	2,705,000	2,713,196

Arizona (2.1%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,250,000	3,574,870
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	6,060,000	6,326,216
Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12	Aaa	10,000,000	11,668,600
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 4.04s, 1/1/31	A-1+	2,200,000	2,200,000
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,500,000	1,642,065
			25,411,751

Arkansas (0.5%)
AR Dev. Fin. Auth. Rev. Bonds, Ser. B, GNMA Coll.,
FNMA Coll., 3 3/4s, 1/1/26	AAA	1,460,000	1,453,430
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	3,900,000	4,332,276
			5,785,706

California (10.9%)
CA State G.O. Bonds
MBIA, 5 3/4s, 12/1/11	Aaa	225,000	242,530
MBIA, 5 1/4s, 10/1/13	AAA	1,125,000	1,207,418
5 1/8s, 4/1/23	A+	3,000,000	3,101,340
5.1s, 2/1/34	A+	3,000,000	3,024,300
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	AAA	14,500,000	16,202,590
AMBAC, 5 1/2s, 5/1/16 (Prerefunded)	Aaa	20,000,000	21,832,000
AMBAC, 5 1/2s, 5/1/15	Aaa	33,000,000	35,557,830
AMBAC, 5 1/2s, 5/1/13	Aaa	31,500,000	34,128,675
5 1/2s, 5/1/11	A2	500,000	531,200
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	6,000,000	6,211,140
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	150,000	152,652
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	200,000	200,680
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	530,000	559,712
Ser. 03 A-1, 5s, 6/1/21	BBB	2,270,000	2,281,237
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,200,000	1,288,848
Rancho Santiago, Cmnty. Coll. Dist. G.O. Bonds, FSA
5s, 9/1/15	Aaa	665,000	708,165
5s, 9/1/14	Aaa	1,000,000	1,064,640
San Bernardino, City U. School Dist. G.O. Bonds, Ser.
A, FSA, 5s, 8/1/28	Aaa	5,005,000	5,130,375
			133,425,332

Colorado (0.3%)
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	1,860,000	2,052,882
6 3/8s, 12/15/30	A3	1,890,000	2,043,506
			4,096,388

Connecticut (1.5%)
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,150,480
Mashantucket, Western Pequot Tribe 144A Rev. Bonds,
Ser. A
6.4s, 9/1/11	Baa2	7,565,000	7,733,775
6.4s, 9/1/11 (Prerefunded)	Aaa	7,435,000	7,707,493
			18,591,748

Delaware (--%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	AAA	500,000	502,000

District of Columbia (3.8%)
DC G.O. Bonds, Ser. A
6s, 6/1/26 (Prerefunded)	A+	38,175,000	39,681,004
FSA, 5s, 6/1/26	Aaa	5,005,000	5,127,623
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	240,000	254,136
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	Aaa	1,000,000	1,018,760
District of Columbia G.O. Bonds, Ser. A, MBIA
5s, 6/1/15	AAA	340,000	349,690
5s, 6/1/15 (Prerefunded)	AAA	170,000	175,350
			46,606,563

Florida (3.5%)
Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	Aaa	500,000	518,055
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.
Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA	5,530,000	6,314,652
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	18,500,000	23,540,510
Highlands Cnty., Hlth. Fac. Auth. VRDN (Hosp.
Adventist Hlth.), Ser. A, 5s, 11/15/20	A+	1,000,000	1,016,380
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-	2,650,000	2,672,154
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	3,700,000	4,047,948
North Broward, Hosp. Dist. Rev. Bonds
6s, 1/15/31 (Prerefunded)	A3	70,000	76,024
6s, 1/15/31	A3	5,000	5,317
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, 7.2s, 5/1/32	BB+/P	1,170,000	1,235,497
Tampa, Util. Tax & Special Rev. Bonds, AMBAC, 6s,
10/1/07	Aaa	2,500,000	2,565,925
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	Aaa	500,000	521,340
			42,513,802

Georgia (3.7%)
Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30
(Prerefunded)	Aaa	1,000,000	1,063,310
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 3.99s,
11/1/41	VMIG1	1,000,000	1,000,000
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	5,000,000	5,055,450
GA Muni. Elec. Pwr. Auth. Rev. Bonds
Ser. B, FGIC, 8 1/4s, 1/1/11	Aaa	10,000,000	11,702,600
Ser. 05-Y, AMBAC, 6.4s, 1/1/13	Aaa	20,280,000	22,422,988
Ser. 05-Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa	220,000	241,960
Ser. Y, AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13
(Prerefunded)	Aaa	1,200,000	1,325,508
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	2,036,346
			44,848,162

Hawaii (0.3%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B
3.7s, 1/1/22	Aaa	2,705,000	2,663,749
3 1/2s, 7/1/11	Aaa	405,000	394,523
3.3s, 1/1/10	Aaa	535,000	521,293
			3,579,565

Idaho (--%)
Madison Cnty., Hosp. COP, 5 1/8s, 9/1/13	BBB-	250,000	257,448

Illinois (2.3%)
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	1,250,000	1,278,200
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aa1	2,250,000	2,290,275
IL Fin. Auth. VRDN (Northwestern U.), Ser. A, 3.95s,
12/1/34	VMIG1	1,500,000	1,500,000
IL Hsg. Dev. Auth. Rev. Bonds (Home Owner Mtge.), Ser.
C-1, 3 1/2s, 8/1/11	Aa2	630,000	614,653
IL State G.O. Bonds, FSA, 5 3/8s, 10/1/12	Aaa	1,650,000	1,772,133
IL State VRDN, Ser. B, 4.01s, 10/1/33	VMIG1	9,500,000	9,500,000
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, 5s,
1/1/22	Aaa	11,000,000	11,411,510
			28,366,771

Indiana (0.7%)
Brownsburg, 1999 School Bldg. Corp. Rev. Bonds (First
Mtge.), Ser. B, FSA, 5s, 7/15/21	AAA	1,500,000	1,553,985
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	4,252,879
IN State Hsg. Fin. Auth. Single Fam. Mtge. Rev. Bonds,
Ser. A-1, GNMA Coll., FNMA Coll.
4 3/8s, 1/1/20	Aaa	780,000	763,651
4.2s, 1/1/17	Aaa	360,000	353,408
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa	700,000	739,193
Indianapolis, Local Pub. Impt. Board Rev. Bonds, Ser.
D, FGIC, 5s, 1/1/13	Aaa	645,000	678,140
			8,341,256

Iowa (1.3%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	3,470,000	3,554,495
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25	BBB-/P	7,565,000	9,004,544
9.15s, 7/1/09	BBB-/P	50,000	55,310
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	745,988
Ser. B, zero %, 6/1/34	BBB	2,500,000	2,343,900
			15,704,237

Kansas (0.2%)
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.)
5s, 10/1/23	A1	200,000	202,756
5s, 10/1/19	A1	750,000	768,540
5s, 10/1/16	A1	1,115,000	1,156,701
			2,127,997

Kentucky (--%)
KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist
Hlth. Care), Ser. C, 4.00s, 8/15/31	VMIG1	185,000	185,000

Louisiana (0.4%)
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax, Ser. A, AMBAC, 5 1/4s, 7/15/20	Aaa	2,000,000	2,067,560
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21	Aaa	500,000	515,985
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa	250,000	263,595
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5
1/2s, 5/15/30	BBB	2,500,000	2,593,450
			5,440,590

Maryland (0.6%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,805,500
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/14	Baa1	1,500,000	1,616,625
			7,422,125

Massachusetts (3.4%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s,
1/1/11	Aaa	1,500,000	1,584,615
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. R-3,
XLCA, 3.95s, 10/1/42	VMIG1	250,000	250,000
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	2,200,000	2,378,728
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,500,000	4,895,595
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	5,950,000	6,223,760
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/21	Aa2	5,000,000	5,346,400
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,645,000	1,687,161
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	100,000	102,138

(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s,
5/15/11	Aaa	1,000,000	1,043,260
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AAA/P	5,215,000	6,852,458
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/24
(Prerefunded)	Aaa	10,000,000	10,688,300
			41,052,415

Michigan (1.5%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	500,000	517,300
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.99s, 7/1/33	VMIG1	6,100,000	6,100,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Baa3	400,000	421,892
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	3,116,640
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	Aaa	2,400,000	2,379,096
MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds
(Parkway Meadows), FSA, 4s, 10/15/10	Aaa	1,005,000	1,018,758
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,133,400
			18,687,086

Minnesota (1.1%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	1,250,000	1,237,738
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,222,891
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M1, 4.04s, 10/1/32	VMIG1	5,405,000	5,405,000
Ser. 5-M2, 4.04s, 10/1/20	VMIG1	2,000,000	2,000,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	670,000	662,161
			13,527,790

Mississippi (0.4%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	755,000	766,997
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,920,000	3,039,370
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,410,000	1,467,486
			5,273,853

Missouri (2.2%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,250,000	3,378,310
5 1/2s, 6/1/27	A+	3,250,000	3,374,443
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 5.8s, 9/1/35	AAA	2,475,000	2,624,020
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	AAA	9,500,000	9,676,035
(BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	4,050,000	4,138,574
MO State Hlth. & Edl. Fac. Auth. VRDN (St. Francis
Med. Ctr.), Ser. A, 4.04s, 6/1/26	VMIG1	1,355,000	1,355,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	250,000	255,883
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	610,000	621,816
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	1,000,000	1,052,560
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	145,000	141,972
3.6s, 9/1/09	AAA	160,000	156,808
			26,775,421

Montana (1.0%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 4.05s,
1/1/18	P-1	11,680,000	11,680,000

Nevada (0.3%)
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	1,750,000	1,804,688
Clark Cnty., Passenger Fac. Rev. Bonds (Las
Vegas-McCarran Intl. Arpt.), Ser. A, AMBAC, 6.15s,
7/1/07	Aaa	1,590,000	1,624,885
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aaa	500,000	520,105
			3,949,678

New Hampshire (2.8%)
NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Lakes Region Hosp. Assn.)
6 1/4s, 1/1/18 (Prerefunded)	BBB-/P	2,600,000	2,737,254

5 3/4s, 1/1/08 (Prerefunded)	BBB-/P	750,000	761,438
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care
Syst.-Covenant Hlth.), 6 1/8s, 7/1/31	A	4,000,000	4,277,800
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3
1/2s, 7/1/27	Baa2	2,500,000	2,429,875
NH State Hsg. Fin. Auth. Single Family Rev. Bonds
(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	1,975,000	2,079,399
NH State Tpk. Syst. Rev. Bonds, FGIC, 6.806s, 11/1/17	Aaa	21,000,000	21,620,760
			33,906,526

New Jersey (4.3%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa	3,500,000	3,583,685
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	2,150,000	2,313,594
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	7,300,000	7,568,859
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	8,000,000	8,217,200
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	1,400,000	1,534,442
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,346,450
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	500,000	521,025
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	17,860,000	7,314,206
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.)
Ser. B, MBIA, 6 1/2s, 6/15/10	Aaa	6,250,000	6,816,750
Ser. A, 5 5/8s, 6/15/14 (Prerefunded)	AAA	3,000,000	3,292,440
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	2,000,000	2,224,260
6 3/8s, 6/1/32	BBB	1,775,000	1,924,508
6 1/8s, 6/1/42	BBB	1,500,000	1,588,395
			52,245,814

New Mexico (1.1%)
Farmington, Poll. Control VRDN (AZ Pub. Service Co.),
Ser. B, 3.99s, 9/1/24	P-1	11,270,000	11,270,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	1,565,000	1,579,774
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	885,000	912,382
			13,762,156

New York (15.7%)
Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s,
11/15/28	Aaa	500,000	512,025
Nassau Cnty., Hlth. Care Syst. Rev. Bonds, FSA
6s, 8/1/15 (Prerefunded)	Aaa	5,000,000	5,386,600
6s, 8/1/14 (Prerefunded)	Aaa	4,410,000	4,750,981
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/10	Aaa	13,235,000	14,486,899
Ser. B, 5 1/2s, 12/1/12	AA-	6,475,000	6,906,818
Ser. G, 5 1/4s, 8/1/16	AA-	625,000	665,725
Ser. M, 5s, 4/1/24	AA-	7,225,000	7,367,911
Ser. J/J-1, 5s, 6/1/21	AA-	250,000	256,870
Ser. I-1, 5s, 4/1/19	AA-	75,000	77,447
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Polytechnic U.), 6s, 11/1/20	BB+	4,250,000	4,201,380
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	11,500,000	11,852,015
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	200,000	189,870
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. D, 5s, 6/15/37	AA+	10,850,000	11,013,835
Ser. B, AMBAC, 5s, 6/15/28	Aaa	7,000,000	7,174,160
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	A+	2,800,000	3,028,508
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,433,630
(State U. Edl. Fac.), MBIA, 6s, 5/15/16	Aaa	7,500,000	8,098,125
(State U. Edl. Fac.), MBIA, 6s, 5/15/15	Aaa	7,000,000	7,560,840
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	13,824,890
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	24,999,513
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3	1,400,000	1,450,358
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Aaa	1,000,000	1,067,380
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	285,000	307,595
(Columbia U.), Ser. A, 5s, 7/1/18	Aaa	8,250,000	8,714,805
NY State Dorm. Auth. Cap. Appn. Rev. Bonds (State U.),
Ser. B, MBIA, zero %, 5/15/09	Aaa	23,000,000	20,498,060
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. B, FGIC,
5 1/2s, 4/1/10 (Prerefunded)	Aaa	1,500,000	1,583,130
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	7,000,000	7,375,270
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	2,200,000	2,231,702
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,

10/1/11	BB+/P	75,000	76,277
Syracuse, G.O. Bonds (Pub. Impt.), Ser. A, FSA
6s, 4/15/13 (Prerefunded)	Aaa	1,200,000	1,256,472
6s, 4/15/12 (Prerefunded)	Aaa	1,150,000	1,204,119
6s, 4/15/11 (Prerefunded)	Aaa	1,075,000	1,125,590
6s, 4/15/10 (Prerefunded)	Aaa	1,025,000	1,073,237
			192,752,037

North Carolina (6.4%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, MBIA, 7s, 1/1/13	Aaa	11,680,000	13,116,290
Ser. D, 6 3/4s, 1/1/26	Baa2	5,000,000	5,427,300
Ser. B, FGIC, 6s, 1/1/22	Aaa	25,300,000	29,192,405
AMBAC, 6s, 1/1/18	Aaa	7,000,000	7,980,980
Ser. A, 5 3/4s, 1/1/26	Baa2	5,000,000	5,259,150
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(United Methodist Home), 7 1/8s, 10/1/23 (Prerefunded)	BB+/P	3,000,000	3,309,030
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32	BB+/P	3,000,000	3,114,600
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	10,000,000	10,828,500
Ser. A, 5 1/2s, 1/1/13	A3	200,000	211,834
			78,440,089

Ohio (2.0%)
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	3,000,000	3,217,020
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 3.98s, 1/1/16	VMIG1	2,000,000	2,000,000
Franklin Cnty., Rev. Bonds (Online Computer Library
Ctr.), 5s, 4/15/11	A	500,000	512,110
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.)
5 1/4s, 5/15/21	A-	1,000,000	1,028,620
5 1/4s, 5/15/18	A-	500,000	515,100
Middletown, City School Dist. G.O. Bonds (School
Impt.), FGIC, 5s, 12/1/24	Aaa	2,430,000	2,494,905
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,582,635
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
5.05s, 7/1/16	A+	1,000,000	1,037,320
4.95s, 7/1/15	A+	5,000,000	5,157,300
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22	AA-	1,000,000	1,063,830
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	3,250,000	3,365,213
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	Aaa	500,000	513,105
			24,487,158

Oklahoma (0.8%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	615,000	645,547
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,500,000	1,573,545
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	1,070,000	1,042,918
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	AAA	3,470,000	3,643,084
5 3/4s, 8/15/29 (Prerefunded)	AAA	2,530,000	2,681,218
			9,586,312

Oregon (0.2%)
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	2,960,000	2,955,767

Pennsylvania (4.4%)
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	850,000	905,981
5 1/2s, 12/1/30	Aaa	150,000	158,202
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory
Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	3,200,000	3,175,488
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	5,580,000	5,840,307
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	2,000,000	2,082,920
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	2,000,000	2,032,920
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43	BBB+	2,125,000	2,217,246
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A3	1,000,000	1,066,490
PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds,
Ser. A, 6.4s, 1/1/09	B+	12,700,000	12,610,211
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	9,280,000	9,699,827
Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B,

FSA, 5 1/4s, 10/1/10	Aaa	1,485,000	1,561,893
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	Ca	5,459,248	5,459
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer
Ctr.), 4.03s, 7/1/10	P-1	2,500,000	2,500,000
Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC,
5s, 8/1/22	Aaa	6,000,000	6,149,280
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. B, 5 1/4s, 11/1/14	AAA	500,000	531,125
Ser. A, FSA, 5s, 7/1/24	Aaa	3,000,000	3,083,040
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	485,000	500,976
			54,121,365

Puerto Rico (1.1%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. AA, 5s, 12/1/16	BBB	3,095,000	3,178,256
Ser. B, 5s, 12/1/13	BBB	250,000	258,423
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	3,240,000	3,503,120
Ser. K, 5s, 7/1/17	BBB+	2,900,000	2,980,272
Ser. K, 5s, 7/1/13	BBB+	500,000	516,050
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	272,125
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/10	BBB	2,270,000	2,331,222
			13,039,468

South Carolina (1.2%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	500,000	524,690
Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone
Container Corp.), 7 3/8s, 2/1/07	B/P	1,345,000	1,346,574
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.), 5
1/2s, 10/1/26	A2	2,000,000	2,072,400
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,040,490
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aaa	1,940,000	1,986,696
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6
3/8s, 5/15/30	BBB	7,000,000	7,807,870
			14,778,720

South Dakota (0.2%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,006,740
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sioux
Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	A1	1,500,000	1,559,730
			2,566,470

Tennessee (1.4%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2	3,000,000	3,501,660
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	5,000,000	5,772,000
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.)
5.05s, 9/1/12	Baa2	5,000,000	5,184,150
5s, 9/1/09	Baa2	2,000,000	2,049,060
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	A3	310,000	350,796
6 1/2s, 9/1/26 (Prerefunded)	A3	190,000	215,004
TN Hsg. Dev. Agcy. Rev. Bonds (Home Ownership), Ser.
1B, 3.85s, 7/1/14	Aa2	395,000	380,855
			17,453,525

Texas (5.0%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A, 5 7/8s, 11/15/18	BB/P	4,250,000	4,305,760
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,053,288
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	1,500,000	1,521,060
Harris Cnty., Mandatory Put Bonds (Toll Road), FGIC,
5s, 8/15/09	Aaa	3,750,000	3,862,875
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	950,000	989,235
Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s,
12/1/30 (Prerefunded)	Aaa	1,000,000	1,049,620
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	Aaa	750,000	787,868
North Central TX Hlth. Fac. Dev. Corp. VRDN (Hosp.
Presbyterian Med. Ctr.), Ser. D, MBIA, 3.98s, 12/1/15	VMIG1	1,640,000	1,640,000
Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	1,705,000	1,747,182

Pflugerville, Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/29	Aaa	5,000,000	5,088,350
Plano, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/29	Aaa	1,705,000	1,735,127
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,603,775
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	512,370
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	20,800,000	22,541,584
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. B, FSA, 4 1/4s, 9/1/26	Aaa	985,000	974,431
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	8,226,855
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	1,000,000	1,052,290
TX Technical University Revenues Rev. Bonds (Fin.
Syst.), Ser. 7th, MBIA
5s, 8/15/08	Aaa	1,000,000	1,022,830
5s, 8/15/07	Aaa	1,000,000	1,012,650
			61,727,150

Utah (2.1%)
Intermountain Power Agency Rev. Bonds (UT State Pwr.
Supply), Ser. B, MBIA, 6 1/2s, 7/1/09	Aaa	19,065,000	20,471,616
Salt Lake City, Hosp. Rev. Bonds (IHC Hosp. Inc.),
Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	5,000,000	5,861,600
			26,333,216

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	995,000	1,016,641
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,175,000	1,197,560
			2,214,201

Virginia (2.3%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,000,000	4,225,800
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	Aaa	21,000,000	23,575,020
			27,800,820

Washington (1.8%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	Aaa	695,000	709,414
5s, 9/1/24	Aaa	615,000	628,592
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	905,000	989,355
6 1/2s, 6/1/26	BBB	2,225,000	2,421,735
WA State G.O. Bonds
(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa	5,270,000	5,423,726
Ser. A, FSA, 5s, 7/1/23	Aaa	10,035,000	10,341,254
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	1,215,000	1,246,857
			21,760,933

West Virginia (0.5%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	6,200,000	6,329,518

Wisconsin (1.3%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
6 3/8s, 6/1/32	BBB	10,615,000	11,380,448
6 1/8s, 6/1/27	BBB	240,000	254,647
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	2,000,000	2,042,020
Wilmot, Unified High School Dist. G.O. Bonds, Ser. B,
FSA, 5s, 3/1/24	Aaa	2,000,000	2,063,260
			15,740,375

			$1,191,190,168
Total municipal bonds and notes (cost $1,140,342,136)

PREFERRED STOCKS (1.0%)(a)

		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		4,000,000	$4,229,080
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		6,000,000	6,385,020
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7
3/4s cum. pfd.		2,000,000	2,207,820

			$12,821,920
Total preferred stocks (cost $12,000,000)

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $3,500,000)
	Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1,
4.15s, 2039	$3,500,000	$3,457,125

TOTAL INVESTMENTS
		$1,207,469,213
Total investments (cost $1,155,842,136) (b)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
			3 month U.S. Bond Market
			Association Municipal Swap
$32,085,000	11/22/16	4.1735%	Index	17,345

22,224,000	11/22/16	3 month USD-LIBOR-BBA	5.711%	(50,004)

Total				$(32,659)

NOTES

(a) Percentages indicated are based on net assets of $1,225,426,807.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at June 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,155,328,849, resulting in gross unrealized appreciation and depreciation of $62,219,472 and $10,079,108, respectively, or net unrealized appreciation of $52,140,364.

(NON) Non-income-producing security.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at June 30, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at June 30, 2006 (as a percentage of net assets):

Utilities	26.4%
Health care	15.8

The fund had the following insurance concentrations greater than 10% at June 30, 2006 (as a percentage of net assets):

AMBAC	13.4%
FGIC	10.9
MBIA	10.7

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28 , 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2006